Financial instruments (FI) - Assets measured at fair value (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and Due from Banks	SFr 308	SFr 525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,623	57,994
Securities received as collateral	15,017	50,773
Trading assets	111,141	157,338
Available-for-sale Securities, Debt Securities	1,005	607
Other investments	4,094	3,794
Loans	10,243	11,408
Other intangible assets (mortgage servicing rights), at fair value	224	180
Other assets	9,184	8,373
Other assets - of which failed purchases	1,307	1,451
Netting impact	(95,000)	(120,600)
Total assets at fair value, measured at net asset value per share	1,069	1,378
Recurring basis
Assets
Cash and Due from Banks	308	525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,623	57,994
Securities received as collateral	15,017	50,773
Trading assets	111,141	157,338
Available-for-sale Securities, Debt Securities	1,005	607
Other investments	4,094	3,794
Loans	10,243	11,408
Loans - of which commercial and industrial	2,984	3,534
Loans - of which financial institutions	4,305	4,588
Other intangible assets (mortgage servicing rights), at fair value	224	180
Other assets	9,184	8,373
Other assets - of which loans held-for-sale	7,380	6,446
Other assets - of which failed purchases	1,244	1,389
Netting impact	(95,014)	(120,635)
Total assets at fair value	219,839	290,992
Recurring basis | Other equity investments
Assets
Other investments	3,237	2,759
Recurring basis | Life finance instruments
Assets
Other investments	789	920
Recurring basis | Debt securities
Assets
Trading assets	54,198	64,395
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	23,408	27,957
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	9,590	11,477
Recurring basis | Debt securities | RMBS
Assets
Trading assets	17,457	21,439
Recurring basis | Equity securities
Assets
Trading assets	36,546	63,237
Recurring basis | Derivative instruments
Assets
Trading assets	17,559	25,531
Netting impact	(94,633)	(119,731)
Recurring basis | Trading assets
Assets
Netting impact	(94,633)	(119,731)
Recurring basis | Other
Assets
Trading assets	2,838	4,175
Recurring basis | Other assets
Assets
Netting impact	(381)	(904)
Recurring basis | Level 1
Assets
Cash and Due from Banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	13,848	44,074
Trading assets	54,085	87,710
Available-for-sale Securities, Debt Securities	2	2
Other investments	0	13
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	121	137
Other assets - of which loans held-for-sale	0	0
Other assets - of which failed purchases	98	109
Total assets at fair value	68,056	131,936
Recurring basis | Level 1 | Other equity investments
Assets
Other investments	0	13
Recurring basis | Level 1 | Life finance instruments
Assets
Other investments	0	0
Recurring basis | Level 1 | Debt securities
Assets
Trading assets	12,191	16,321
Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	11,996	15,908
Recurring basis | Level 1 | Debt securities | Corporate debt securities
Assets
Trading assets	72	353
Recurring basis | Level 1 | Debt securities | RMBS
Assets
Trading assets	0	0
Recurring basis | Level 1 | Equity securities
Assets
Trading assets	34,282	60,044
Recurring basis | Level 1 | Derivative instruments
Assets
Trading assets	6,224	9,297
Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	721	3,036
Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	123	42
Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	5,348	6,150
Recurring basis | Level 1 | Derivative instruments | Other derivatives
Assets
Trading assets	0	22
Recurring basis | Level 1 | Other
Assets
Trading assets	1,388	2,048
Recurring basis | Level 2
Assets
Cash and Due from Banks	308	525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,623	57,994
Securities received as collateral	1,155	6,598
Trading assets	146,521	181,166
Available-for-sale Securities, Debt Securities	1,003	605
Other investments	23	6
Loans	8,709	7,739
Loans - of which commercial and industrial	2,267	2,187
Loans - of which financial institutions	3,840	3,506
Other intangible assets (mortgage servicing rights), at fair value	57	0
Other assets	8,750	7,315
Other assets - of which loans held-for-sale	6,818	4,870
Other assets - of which failed purchases	1,135	1,229
Total assets at fair value	235,149	261,948
Recurring basis | Level 2 | Other equity investments
Assets
Other investments	23	6
Recurring basis | Level 2 | Life finance instruments
Assets
Other investments	0	0
Recurring basis | Level 2 | Debt securities
Assets
Trading assets	40,700	45,766
Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	11,377	11,909
Recurring basis | Level 2 | Debt securities | Corporate debt securities
Assets
Trading assets	8,958	9,799
Recurring basis | Level 2 | Debt securities | RMBS
Assets
Trading assets	17,033	20,882
Recurring basis | Level 2 | Equity securities
Assets
Trading assets	1,486	2,466
Recurring basis | Level 2 | Derivative instruments
Assets
Trading assets	103,781	132,054
Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	47,934	71,043
Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	20,686	24,259
Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	29,808	31,945
Recurring basis | Level 2 | Derivative instruments | Other derivatives
Assets
Trading assets	196	110
Recurring basis | Level 2 | Other
Assets
Trading assets	554	880
Recurring basis | Level 3
Assets
Cash and Due from Banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	14	101
Trading assets	4,503	7,535
Available-for-sale Securities, Debt Securities	0	0
Other investments	3,666	3,054
Loans	1,534	3,669
Loans - of which commercial and industrial	717	1,347
Loans - of which financial institutions	465	1,082
Other intangible assets (mortgage servicing rights), at fair value	167	180
Other assets	694	1,825
Other assets - of which loans held-for-sale	562	1,576
Other assets - of which failed purchases	11	51
Total assets at fair value	10,578	16,364
Recurring basis | Level 3 | Other equity investments
Assets
Other investments	2,863	2,132
Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	789	920
Recurring basis | Level 3 | Debt securities
Assets
Trading assets	1,225	2,253
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	35	140
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	478	1,270
Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	424	557
Recurring basis | Level 3 | Equity securities
Assets
Trading assets	195	124
Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	2,187	3,911
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	624	733
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	53	143
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	212	1,186
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	1,034	1,079
Recurring basis | Level 3 | Other
Assets
Trading assets	896	1,247
Recurring basis | Fair value measured at net asset value per share
Assets
Trading assets	665	658
Other investments	405	721
Total assets at fair value	1,070	1,379
Recurring basis | Fair value measured at net asset value per share | Other equity investments
Assets
Other investments	351	608
Recurring basis | Fair value measured at net asset value per share | Debt securities
Assets
Trading assets	82	55
Recurring basis | Fair value measured at net asset value per share | Debt securities | Corporate debt securities
Assets
Trading assets	82	55
Recurring basis | Fair value measured at net asset value per share | Equity securities
Assets
Trading assets	583	603
Nonrecurring basis
Assets
Other investments	152	543
Loans	17	71
Other assets	139	201
Total assets at fair value	308	815
Nonrecurring basis | Equity securities
Assets
Other investments	118	303
Nonrecurring basis | Equity securities (without a readily determinable fair value)
Assets
Other investments	21	227
Nonrecurring basis | Other assets
Assets
Other assets - of which loans held-for-sale	73	136
Other assets - of which premises, equipment and right-of-use assets	61	58
Nonrecurring basis | Level 1
Assets
Other investments	0	0
Loans	0	0
Other assets	0	0
Total assets at fair value	0	0
Nonrecurring basis | Level 1 | Equity securities
Assets
Other investments	0	0
Nonrecurring basis | Level 1 | Equity securities (without a readily determinable fair value)
Assets
Other investments	0	0
Nonrecurring basis | Level 1 | Other assets
Assets
Other assets - of which loans held-for-sale	0	0
Other assets - of which premises, equipment and right-of-use assets	0	0
Nonrecurring basis | Level 2
Assets
Other investments	0	217
Loans	12	67
Other assets	29	104
Total assets at fair value	41	388
Nonrecurring basis | Level 2 | Equity securities
Assets
Other investments	0	0
Nonrecurring basis | Level 2 | Equity securities (without a readily determinable fair value)
Assets
Other investments	0	217
Nonrecurring basis | Level 2 | Other assets
Assets
Other assets - of which loans held-for-sale	28	97
Other assets - of which premises, equipment and right-of-use assets	1	4
Nonrecurring basis | Level 3
Assets
Other investments	152	326
Loans	5	4
Other assets	110	97
Total assets at fair value	267	427
Nonrecurring basis | Level 3 | Equity securities
Assets
Other investments	118	303
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value)
Assets
Other investments	21	10
Nonrecurring basis | Level 3 | Other assets
Assets
Other assets - of which loans held-for-sale	45	39
Other assets - of which premises, equipment and right-of-use assets	60	54
Bank
Assets
Cash and Due from Banks	308	525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,623	57,994
Securities received as collateral	15,017	50,773
Trading assets	111,299	157,511
Available-for-sale Securities, Debt Securities	1,003	605
Other investments	4,093	3,793
Loans	10,243	11,408
Other intangible assets (mortgage servicing rights), at fair value	224	180
Other assets	9,184	8,373
Other assets - of which failed purchases	1,307	1,451
Netting impact	(95,100)	(120,600)
Total assets at fair value, measured at net asset value per share	1,068	1,377
Bank | Recurring basis
Assets
Cash and Due from Banks	308	525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,623	57,994
Securities received as collateral	15,017	50,773
Trading assets	111,299	157,511
Available-for-sale Securities, Debt Securities	1,003	605
Other investments	4,093	3,793
Loans	10,243	11,408
Loans - of which commercial and industrial	2,984	3,534
Loans - of which financial institutions	4,305	4,588
Other intangible assets (mortgage servicing rights), at fair value	224	180
Other assets	9,184	8,373
Other assets - of which loans held-for-sale	7,380	6,446
Other assets - of which failed purchases	1,244	1,389
Netting impact	(95,163)	(120,635)
Total assets at fair value	219,994	291,162
Bank | Recurring basis | Other equity investments
Assets
Other investments	3,237	2,760
Bank | Recurring basis | Life finance instruments
Assets
Other investments	789	920
Bank | Recurring basis | Debt securities
Assets
Trading assets	54,297	64,532
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	23,408	27,957
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	9,689	11,614
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	17,457	21,439
Bank | Recurring basis | Equity securities
Assets
Trading assets	36,606	63,273
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	17,559	25,531
Netting impact	(94,782)	(119,731)
Bank | Recurring basis | Trading assets
Assets
Netting impact	(94,782)	(119,731)
Bank | Recurring basis | Other
Assets
Trading assets	2,837	4,175
Bank | Recurring basis | Other assets
Assets
Netting impact	(381)	(904)
Bank | Recurring basis | Level 1
Assets
Cash and Due from Banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	13,848	44,074
Trading assets	54,145	87,746
Available-for-sale Securities, Debt Securities	0	1
Other investments	0	13
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	121	137
Other assets - of which loans held-for-sale	0	0
Other assets - of which failed purchases	98	109
Total assets at fair value	68,114	131,971
Bank | Recurring basis | Level 1 | Other equity investments
Assets
Other investments	0	13
Bank | Recurring basis | Level 1 | Life finance instruments
Assets
Other investments	0	0
Bank | Recurring basis | Level 1 | Debt securities
Assets
Trading assets	12,191	16,321
Bank | Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	11,996	15,908
Bank | Recurring basis | Level 1 | Debt securities | Corporate debt securities
Assets
Trading assets	72	353
Bank | Recurring basis | Level 1 | Debt securities | RMBS
Assets
Trading assets	0	0
Bank | Recurring basis | Level 1 | Equity securities
Assets
Trading assets	34,342	60,080
Bank | Recurring basis | Level 1 | Derivative instruments
Assets
Trading assets	6,224	9,297
Bank | Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	721	3,036
Bank | Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	123	42
Bank | Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	5,348	6,150
Bank | Recurring basis | Level 1 | Derivative instruments | Other derivatives
Assets
Trading assets	0	22
Bank | Recurring basis | Level 1 | Other
Assets
Trading assets	1,388	2,048
Bank | Recurring basis | Level 2
Assets
Cash and Due from Banks	308	525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,623	57,994
Securities received as collateral	1,155	6,598
Trading assets	146,768	181,303
Available-for-sale Securities, Debt Securities	1,003	604
Other investments	23	6
Loans	8,709	7,739
Loans - of which commercial and industrial	2,267	2,187
Loans - of which financial institutions	3,840	3,506
Other intangible assets (mortgage servicing rights), at fair value	57	0
Other assets	8,750	7,315
Other assets - of which loans held-for-sale	6,818	4,870
Other assets - of which failed purchases	1,135	1,229
Total assets at fair value	235,396	262,084
Bank | Recurring basis | Level 2 | Other equity investments
Assets
Other investments	23	6
Bank | Recurring basis | Level 2 | Life finance instruments
Assets
Other investments	0	0
Bank | Recurring basis | Level 2 | Debt securities
Assets
Trading assets	40,799	45,903
Bank | Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	11,377	11,909
Bank | Recurring basis | Level 2 | Debt securities | Corporate debt securities
Assets
Trading assets	9,057	9,936
Bank | Recurring basis | Level 2 | Debt securities | RMBS
Assets
Trading assets	17,033	20,882
Bank | Recurring basis | Level 2 | Equity securities
Assets
Trading assets	1,486	2,466
Bank | Recurring basis | Level 2 | Derivative instruments
Assets
Trading assets	103,930	132,054
Bank | Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	48,083	71,043
Bank | Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	20,686	24,259
Bank | Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	29,808	31,945
Bank | Recurring basis | Level 2 | Derivative instruments | Other derivatives
Assets
Trading assets	196	110
Bank | Recurring basis | Level 2 | Other
Assets
Trading assets	553	880
Bank | Recurring basis | Level 3
Assets
Cash and Due from Banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	14	101
Trading assets	4,503	7,535
Available-for-sale Securities, Debt Securities	0	0
Other investments	3,666	3,054
Loans	1,534	3,669
Loans - of which commercial and industrial	717	1,347
Loans - of which financial institutions	465	1,082
Other intangible assets (mortgage servicing rights), at fair value	167	180
Other assets	694	1,825
Other assets - of which loans held-for-sale	562	1,576
Other assets - of which failed purchases	11	51
Total assets at fair value	10,578	16,364
Bank | Recurring basis | Level 3 | Other equity investments
Assets
Other investments	2,863	2,132
Bank | Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	789	920
Bank | Recurring basis | Level 3 | Debt securities
Assets
Trading assets	1,225	2,253
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	35	140
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	478	1,270
Bank | Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	424	557
Bank | Recurring basis | Level 3 | Equity securities
Assets
Trading assets	195	124
Bank | Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	2,187	3,911
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	624	733
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	53	143
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	212	1,186
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	1,034	1,079
Bank | Recurring basis | Level 3 | Other
Assets
Trading assets	896	1,247
Bank | Recurring basis | Fair value measured at net asset value per share
Assets
Trading assets	665	658
Other investments	404	720
Total assets at fair value	1,069	1,378
Bank | Recurring basis | Fair value measured at net asset value per share | Other equity investments
Assets
Other investments	351	609
Bank | Recurring basis | Fair value measured at net asset value per share | Debt securities
Assets
Trading assets	82	55
Bank | Recurring basis | Fair value measured at net asset value per share | Debt securities | Corporate debt securities
Assets
Trading assets	82	55
Bank | Recurring basis | Fair value measured at net asset value per share | Equity securities
Assets
Trading assets	583	603
Bank | Nonrecurring basis
Assets
Other investments	152	543
Loans	17	71
Other assets	139	201
Total assets at fair value	308	815
Bank | Nonrecurring basis | Equity securities
Assets
Other investments	118	303
Bank | Nonrecurring basis | Equity securities (without a readily determinable fair value)
Assets
Other investments	21	227
Bank | Nonrecurring basis | Other assets
Assets
Other assets - of which loans held-for-sale	73	136
Other assets - of which premises, equipment and right-of-use assets	61	58
Bank | Nonrecurring basis | Level 1
Assets
Other investments	0	0
Loans	0	0
Other assets	0	0
Total assets at fair value	0	0
Bank | Nonrecurring basis | Level 1 | Equity securities
Assets
Other investments	0	0
Bank | Nonrecurring basis | Level 1 | Equity securities (without a readily determinable fair value)
Assets
Other investments	0	0
Bank | Nonrecurring basis | Level 1 | Other assets
Assets
Other assets - of which loans held-for-sale	0	0
Other assets - of which premises, equipment and right-of-use assets	0	0
Bank | Nonrecurring basis | Level 2
Assets
Other investments	0	217
Loans	12	67
Other assets	29	104
Total assets at fair value	41	388
Bank | Nonrecurring basis | Level 2 | Equity securities
Assets
Other investments	0	0
Bank | Nonrecurring basis | Level 2 | Equity securities (without a readily determinable fair value)
Assets
Other investments	0	217
Bank | Nonrecurring basis | Level 2 | Other assets
Assets
Other assets - of which loans held-for-sale	28	97
Other assets - of which premises, equipment and right-of-use assets	1	4
Bank | Nonrecurring basis | Level 3
Assets
Other investments	152	326
Loans	5	4
Other assets	110	97
Total assets at fair value	267	427
Bank | Nonrecurring basis | Level 3 | Equity securities
Assets
Other investments	118	303
Bank | Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value)
Assets
Other investments	21	10
Bank | Nonrecurring basis | Level 3 | Other assets
Assets
Other assets - of which loans held-for-sale	45	39
Other assets - of which premises, equipment and right-of-use assets	SFr 60	SFr 54